UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2022	$ 0	$ 575	$ 0	$ (13,192,169)	$ (13,191,594)
Balance at the beginning (in shares) at Dec. 31, 2022	0	5,750,000
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(3,946,459)	(2,108,482)	(6,054,941)
Gain on forfeiture of deferred underwriting fee payable			5,713,015		5,713,015
Class B to Class A Conversion	$ 401	$ (401)
Class B to Class A conversion (in shares)	4,002,121	(4,002,121)
Net (loss) income				4,018,393	4,018,393
Balance at the end at Dec. 31, 2023	$ 401	$ 174	1,766,556	(11,282,258)	(9,515,127)
Balance at the end (in shares) at Dec. 31, 2023	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(495,617)		(495,617)
Net (loss) income				(721,742)	(721,742)
Balance at the end at Mar. 31, 2024	$ 401	$ 174	1,270,939	(12,004,000)	(10,732,486)
Balance at the end (in shares) at Mar. 31, 2024	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2023	$ 401	$ 174	1,766,556	(11,282,258)	(9,515,127)
Balance at the beginning (in shares) at Dec. 31, 2023	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss) income					(2,320,503)
Balance at the end at Sep. 30, 2024	$ 401	$ 174	276,678	(13,602,761)	(13,325,508)
Balance at the end (in shares) at Sep. 30, 2024	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2023	$ 401	$ 174	1,766,556	(11,282,258)	(9,515,127)
Balance at the beginning (in shares) at Dec. 31, 2023	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(1,766,556)	(48,818)	(1,815,374)
Net (loss) income				(2,274,976)	(2,274,976)
Balance at the end at Dec. 31, 2024	$ 401	$ 174		(13,606,052)	(13,605,477)
Balance at the end (in shares) at Dec. 31, 2024	4,002,121	1,747,879
Balance at the beginning at Mar. 31, 2024	$ 401	$ 174	1,270,939	(12,004,000)	(10,732,486)
Balance at the beginning (in shares) at Mar. 31, 2024	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(494,295)		(494,295)
Net (loss) income				(1,317,884)	(1,317,884)
Balance at the end at Jun. 30, 2024	$ 401	$ 174	776,644	(13,321,884)	(12,544,665)
Balance at the end (in shares) at Jun. 30, 2024	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(499,966)		(499,966)
Net (loss) income				(280,877)	(280,877)
Balance at the end at Sep. 30, 2024	$ 401	$ 174	$ 276,678	(13,602,761)	(13,325,508)
Balance at the end (in shares) at Sep. 30, 2024	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2024	$ 401	$ 174		(13,606,052)	(13,605,477)
Balance at the beginning (in shares) at Dec. 31, 2024	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount				(295,546)	(295,546)
Net (loss) income				242,125	242,125
Balance at the end at Mar. 31, 2025	$ 401	$ 174		(13,659,473)	(13,658,898)
Balance at the end (in shares) at Mar. 31, 2025	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2024	$ 401	$ 174		(13,606,052)	(13,605,477)
Balance at the beginning (in shares) at Dec. 31, 2024	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss) income					(1,044,686)
Balance at the end at Sep. 30, 2025	$ 401	$ 174		(15,547,815)	(15,547,240)
Balance at the end (in shares) at Sep. 30, 2025	4,002,121	1,747,879
Balance at the beginning at Mar. 31, 2025	$ 401	$ 174		(13,659,473)	(13,658,898)
Balance at the beginning (in shares) at Mar. 31, 2025	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount				(299,488)	(299,488)
Net (loss) income				(516,153)	(516,153)
Balance at the end at Jun. 30, 2025	$ 401	$ 174		(14,475,114)	(14,474,539)
Balance at the end (in shares) at Jun. 30, 2025	4,002,121	1,747,879
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount				(302,043)	(302,043)
Net (loss) income				(770,658)	(770,658)
Balance at the end at Sep. 30, 2025	$ 401	$ 174		$ (15,547,815)	$ (15,547,240)
Balance at the end (in shares) at Sep. 30, 2025	4,002,121	1,747,879